CONTINGENCIES AND COMMITMENTS - Disclosure of detailed information about commitments (Details) $ in Thousands	Feb. 28, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 388
Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	140
1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	170
4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	78
More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease Obligations [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	193
Lease Obligations [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	101
Lease Obligations [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	92
Lease Obligations [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease Obligations [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Environmental Bonds [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	195
Environmental Bonds [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	39
Environmental Bonds [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	78
Environmental Bonds [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	78
Environmental Bonds [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	$ 0